Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 16, 2023
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2023
Prospectus Date	rr_ProspectusDate	Apr. 30, 2023
WCM Focused International Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused International Opportunities Fund

Investor Class Shares – WCFOX

Institutional Class Shares – WCMOX

A series of Investment Managers Series Trust

Supplement dated June 16, 2023, to the

Prospectus dated April 30, 2023.

Effective August 15, 2023, the first paragraph of the WCM Focused International Opportunities Fund’s (the “Fund”) “Principal Investment Strategies” sections on pages 70 and 99 of the Prospectus is deleted and replaced with the following:

Under normal circumstances, the Fund invests primarily in equity securities or depositary receipts of small- to mid-capitalization companies domiciled outside of the United States, including companies located in emerging market or frontier market countries. Emerging market or frontier market countries are those countries with low- to middle-income economies as classified by the World Bank, or included in any of the Morgan Stanley Capital International (MSCI) emerging markets or frontier market indices. The Fund’s advisor considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. The Fund’s advisor considers small- to mid-capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Ex USA SMID Cap Index at the time of purchase. Because small- to mid-capitalization companies are defined by reference to an index, the range of market capitalizations of companies in which the Fund invests may vary with market conditions. As of March 31, 2023, the market capitalizations of companies included in the MSCI ACWI Ex USA SMID Cap Index were between $55.43 million and $24.37 billion. The Fund’s advisor will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the MSCI ACWI Ex USA SMID Cap Index may continue to be held by the Fund in the sole discretion of the Fund’s advisor.

Please file this Supplement with your records.